SHARE-BASED PAYMENT - 2018 Plan (Details) - 2018 Share Incentive Plan - Employee Stock Option	Jan. 01, 2018 shares
SHARE-BASED PAYMENT
Shares authorized (in shares)	9,559,607
Increase in authorized shares (as percent of outstanding shares)	1.00%